Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement - $ / shares	1 Months Ended	12 Months Ended
	Feb. 23, 2021	Dec. 31, 2021
Schedule of fair value of initial measurement [Abstract]
Risk-free interest rate	0.90%	1.30%
Expected term (years)	6 years 4 months 24 days	5 years 6 months
Expected volatility	14.00%	18.50%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Dividend yield